                                         Registration No. 333-96461 and 811-9813
       As filed with the Securities and Exchange Commission on February 26, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                                 UMB SCOUT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
              (Registrant's Telephone Number, including Area Code)

 Lawrence A. Knecht, Esq., UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, MO 64106
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               Constance E. Martin
                             UMB Fund Services, Inc.
                         803 West Michigan St., Suite A
                               Milwaukee, WI 53233

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

                                EXPLANATORY NOTE

     This  submission  is  being  made  solely  to  obtain a  series  and  class identifier  for UMB Scout Mid Cap Fund, a series of UMB Scout  Funds,  which was inadvertently  overlooked  on the  485APOS  filing  made  on  August  18,  2006.
Accession number of the previous 485APOS filing  requesting the series and class identifier for UMB Scout Mid Cap Fund series: 0000909012-06-000926.